PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Disclosure of other provisions
Provisions as of June 30, 2025 and December 31, 2024 are comprised of the following:

	June 30, 2025	December 31, 2024
Environmental	544	506
Emission rights	717	420
Asset retirement obligations	510	478
Site restoration	119	109
Staff related obligations	242	144
Voluntary separation plans	83	86
Litigation and contingencies (see note 15)	339	305
Tax claims	86	79
Other legal claims and contingencies	253	226
Commercial agreements and onerous contracts	18	33
Other	214	217
Total	2,786	2,298
Short-term provisions	1,036	938
Long-term provisions	1,750	1,361
Total	2,786	2,298